Note 16 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Interest rate swap contract	$ 184,392	$ 0
Interest rate swap contract	200,636	0
Derivative	184,392	0
Interest rate swap contract, long-term portion	200,636	0
Fair Value, Recurring [Member]
Interest rate swap contract	184,392	56,042
Interest rate swap contract	200,636	168,138
Derivative	184,392	56,042
Interest rate swap contract, long-term portion	200,636	168,138
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract	0	0
Interest rate swap contract	0	0
Derivative	0	0
Interest rate swap contract, long-term portion	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract	184,392	56,042
Interest rate swap contract	200,636	168,138
Derivative	184,392	56,042
Interest rate swap contract, long-term portion	200,636	168,138
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract	0	0
Interest rate swap contract	0	0
Derivative	0	0
Interest rate swap contract, long-term portion	$ 0	$ 0